Significant accounting estimates and assumptions (Details)	12 Months Ended
Dec. 31, 2022 shares
Significant accounting estimates and assumptions
Period after which the contractual payments are past due to define a trade receivable in default	365 days
Number of lease contracts	157
Lease term	9 years